Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Castor and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Castor, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") 810 "Consolidation", a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities ("VIE") are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements.

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts and operating results of Castor and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Reclassifications

The consolidated statements of comprehensive income for the period from December 13, 2016 to September 30, 2017 and the year ended September 30, 2018, have been reclassified to separately present within General and administrative expenses: Company administration expenses and Public registration costs. Management believes this reclassification provides a more comprehensive presentation of the Company's recurring administration costs and the non-recurring costs directly associated with the registration and listing of the Company's common shares on the Norwegian OTC market on December 21, 2018 and the listing of the Company's common shares on the NASDAQ Stock Market on February 11, 2019.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/ (loss) items and, accordingly, comprehensive income equals net income for the periods presented.

Foreign currency translation

The Company's reporting and functional currency is the U.S. Dollar ("USD"). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its charterers and generally does not require collateral for its accounts receivable.

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Company's financing arrangements, (ii) cash deposits in so-called "retention accounts" which may only be used as per the Company's borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Company's debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Accounts receivable trade

The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterers for hire and other potential sources of income (such as ballast bonus compensation or holds cleaning compensation) under the Company's charter contracts, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts as of the periods presented was zero.

Inventories

Inventories consist of lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method.

Vessels, net

Vessels, net are stated at cost net of accumulated depreciation. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels' depreciation

Depreciation is computed using the straight line method over the estimated useful life of a vessel, after considering the estimated salvage value. Salvage value is estimated by the Company by taking the estimated cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from their initial delivery from the shipyard through its remaining estimated useful life.

Impairment of long‑ lived assets

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value. In this respect, management regularly reviews the carrying amount of its vessels' in connection with their estimated recoverable amount. There were no indications that the carrying value of the vessels was not recoverable as of December 31, 2018 and 2019.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel's sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income.

Revenue and expenses recognition (including Leases)

I ) Types of Contracts

The Company's revenues may be derived from time charter and spot charter contracts. The Company currently generates and has historically generated its revenues under time charter contracts. A voyage charter is a type of contract that is entered into in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo, whereas a time charter is a type of contract that is entered into for the use of such vessel as well as such vessel's operations for a specific period of time at a specified daily charter hire rate.

II) Lease Contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 "Leases" which was early adopted by the Company on October 1, 2018 and which superseded legacy leases recognition guidance under ASC 840. Upon adoption of ASC 842, the timing and recognition of income from time charter contracts to which the Company is a party, did not change from previous practice. Specific amendments to this update, provided the Company, amongst other things, with (i) an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new lease standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption and (ii) a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) the lease component, if accounted for separately, would be classified as an operating lease.

As a result of the foregoing:

i)
the Company elected the optional new transitional approach and the practical expedient for lessors described above which had no cumulative-effect to the October 1, 2018 opening balance of retained earnings, and

ii)
the Company has determined that the most significant non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt the above discussed optional practical expedient and recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it made a determination that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight line basis over the rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company's Consolidated Statements of Comprehensive Income. Revenue generated from variable lease payments is recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers' commissions represent discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to additional income, such as ballast bonus, which is considered as reimbursement of owner's expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs in accordance with ASC 340-40 and amortize these over the period of the charter.

As of December 31, 2019, deferred ballast costs and related deferred ballast income related to lease contracts amounted to $112,508 and $430,994, and are presented under Deferred charges, net  (Current) and Deferred revenue, net (Current) respectively, in the accompanying consolidated balance sheet. Amortization expense related to deferred ballast costs for the year ended December 31, 2019 amounted to $31,066 and is included under Voyage expenses in the accompanying consolidated statements of comprehensive income. Amortization of deferred ballast income for the year ended December 31, 2019 amounted to $119,006 and is included under Vessel revenues in the accompanying consolidated statement of comprehensive income. The unamortized balance of deferred ballast costs of $112,508 and deferred ballast income of $430,994 as of December 31, 2019 will be amortized to the Company's earnings over the lease term of the relevant contract, expected to be concluded at the earliest in the second fiscal quarter of 2020.

III) Revenue Contracts

The Company accounts for its voyage charter contracts following the provisions of ASC 606.

The Company assessed the provisions of ASC 606 and concluded that there is one single performance obligation when accounting for its spot charters, which is to provide the charterer with an integrated transportation service within a specified period of time. In addition, the Company has concluded that spot charter contracts meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company's performance. As a result of the foregoing, voyage revenue derived from voyage charter contracts is recognized from the time when a vessel arrives at the load port until completion of cargo discharge. Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs.

Following the adoption of ASC 606 and the implementation of ASC 340-40 Other assets and deferred costs- Contracts with customers for contract costs, all voyage costs are considered contract fulfilment costs because they are directly related to the performance of the voyage contract. Those costs are expensed as incurred, with the exception of contract fulfilment costs and incremental costs of obtaining a contract incurred prior to the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company's resources by putting the Company's vessel in a location to satisfy its performance obligation under a contract. These capitalized contract costs are amortized on a straight-line basis as the related performance obligations are satisfied. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period.

The Company adopted the provisions of ASC 606 on October 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to October 1, 2018.   The Company neither currently operates nor has historically operated any of its fleet vessels under voyage charters and therefore, does not currently have any charter contracts which fall under the provisions of ASC 606. Accordingly, as of the date of initial application, the new revenue recognition guidance as outlined above did not have any effect to the opening retained earnings of the Company as of October 1, 2018.

IV) Voyage Expenses

Voyage expenses, consist of: (a) port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, and (b) brokerage commissions, which are always paid for by the Company, regardless of charter type. All voyage expenses are expensed as incurred, except for brokerage commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade receivables, net. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities, long-term debt and amounts due to related parties. The Company is exposed to changes in the spot market rates associated with the deployment of its vessels and its objective is to manage the impact of such changes in its cash flows. In this respect, from time to time, the Company may engage in certain forward freight agreements.

When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in earnings. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets and liabilities through earnings, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in earnings. As of December 31, 2018 and 2019, there were no open derivative instruments.

Fair value measurements

The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the consolidated financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

Repairs and Maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Financing Costs

In accordance with ASU 2015-03, "Interest – Imputation of Interest", costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender's behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Company as a reduction of long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Unamortized fees relating to loans repaid or refinanced as debt extinguishments and loan commitment fees are expensed as interest and finance costs in the period incurred in the accompanying statements of comprehensive income. Any unamortized balance of costs relating to refinanced long-term debt is deferred and amortized over the term of the credit facility in the period that such refinancing occurs, subject to the provisions of the accounting guidance prescribed under 470-50, Debt—Modifications and Extinguishments.

Offering costs

Expenses directly attributable to an equity offering are deferred and presented against paid-in capital, unless the offering is aborted, in which case they are written-off and charged to earnings.

Earnings/ (losses) per common share

Basic earnings/(losses) per common share are computed by dividing net income available to common stockholders after subtracting the dividends accumulated for the period on cumulative preferred shares (whether or not earned), by the weighted average number of common shares outstanding during the period. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during any of the periods presented in the accompanying consolidated financial statements.

Commitments and contingencies

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Recent Accounting Pronouncements – Not Yet Adopted:

ASU 2016-13: In June 2016, the FASB issued ASU 2016-13 "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. The adoption of this new accounting guidance is not expected to have a material effect on the Company's consolidated results of operations, financial condition or cash flows.

ASU 2018-13: In August 2018, the FASB issued ASU No. 2018-13, "Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement", which changes the disclosure requirements for fair value measurements by removing, adding, and modifying certain disclosures. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within that year.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU.  Management is currently evaluating the impact of this adoption on its consolidated financial statements and related disclosures.